Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 20, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Interest Rate Percentage		3.75%
Aggregate Principal Amount as a result of the underwriters exercising their option	$ 15,000,000
Debt Instrument, Maturity Date		Mar. 01, 2020
Initial Conversion Rate		40.8351
Principal Amount Of Initial Conversion Rate		1,000
Initial Conversion Price Per Share	$ 24.49
Percentage Initial Conversion Price	37.50%
Closing Share Price	$ 17.81
Amount used to repay revolving line of credit		68,000,000
Convertible Senior Notes Due Two Thousand Twenty [Member]
Subsequent Event [Line Items]
Aggregate Principal Amount	$ 125,000,000
Interest Rate Percentage	3.75%